Summary of Significant Accounting Policies - Additional information (Detail) ¥ in Millions					3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 01, 2026 USD ($)	Apr. 01, 2026 JPY (¥)	Mar. 19, 2026 USD ($)	Mar. 19, 2026 JPY (¥)	Sep. 30, 2026 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2026 USD ($) Segment	Sep. 30, 2025 USD ($)	Dec. 31, 2025 USD ($) Segment	Dec. 31, 2024 USD ($)	Sep. 30, 2026 JPY (¥)	Dec. 31, 2025 JPY (¥)	Dec. 31, 2024 JPY (¥)
Accounting Policies [Line Items]
Cash and cash equivalents					$ 33,022,000		$ 33,022,000		$ 16,547,000
Deposits in federal deposit insurance corporation					3,000,000		3,000,000		800,000	$ 1,000,000
FDIC Indemnification Asset					29,700,000		29,700,000		15,400,000	24,500,000
Deposits in deposit insurance corporation of japan					64,000		64,000		60,000.00		¥ 10.0	¥ 10.0
Deposits in japanese financial institution									100,000			¥ 16.3
Deposits in excess of deposit insurance corporation of japan										40,000.00			¥ 6.3
Revenue from Contract with Customer, Including Assessed Tax									$ 56,000	0
Revenue, Remaining Performance Obligation, Percentage									100.00%			100.00%
Accounts Receivable, after Allowance for Credit Loss, Current					10,000		10,000		$ 56,000	0
Accounts Receivable, Allowance for Credit Loss									$ 0	0
Percentage of income tax benefit									50.00%			50.00%
Short term operating lease term									12 months
Foreign currency translation adjustments					(1,000)	$ (3,000)	$ (10,000)	$ (6,000)	$ (10,876)	$ (10,141)
Number of reportable segments | Segment									1
Segment Reporting, Expense Information Used by CODM, Description									The CODM also uses internal budget versus forecasted expense and cash forecast models in making certain decisions. Such models are reviewed to assess the entity-wide/single-segment operating results and performance, including how long cash-on-hand is expected to be sufficient.
Software license fee	$ 9,500	¥ 15.0
Amount fixed consideration of software agreement	$ 114,000	¥ 18.0
Number of operating segments | Segment							1
Deposit Insurance Corporation of Japan [Member]
Accounting Policies [Line Items]
Cash					100,000		$ 100,000		$ 100,000
Deposit Insurance Corporation of Japan [Member] | Over The Limit [Member]
Accounting Policies [Line Items]
Cash					$ 30,000.00		$ 30,000.00		$ 40,000.00
Two Thousand Twenty Six Agreement [Member]
Accounting Policies [Line Items]
Software license fee			$ 10,000	¥ 1.5
Amount fixed consideration of software agreement			$ 114,000	¥ 18.0